5. Property and Equipment, net (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Proceeds from disposal of fixed assets	$ 0	$ 6,245	$ 7,882	$ 5,487
Depreciation expense	$ 9,082	$ 22,912	48,750	$ 83,863
Fixed Assets [Member]
Property, Plant and Equipment [Line Items]
Disposal of fixed assets, net book value			6,000
Proceeds from disposal of fixed assets			8,000
Gain on disposition of assets			$ 2,000